Investment Securities - Amortized Cost and Fair Value of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investment Securities [Abstract]
Amortized Cost	$ 326,647	$ 387,463
Gross Unrealized Gains	676	130
Gross Unrealized Losses	16,905	29,408
Fair Value	310,418	358,185
U. S. Government Sponsored Enterprises [Member]
Investment Securities [Abstract]
Amortized Cost	31,939	86,833
Gross Unrealized Gains	18	4
Gross Unrealized Losses	185	1,220
Fair Value	31,772	85,617
State and Political Subdivisions [Member]
Investment Securities [Abstract]
Amortized Cost	9	18
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Value	9	18
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Investment Securities [Abstract]
Amortized Cost	221,611	239,420
Gross Unrealized Gains	543	114
Gross Unrealized Losses	15,864	26,406
Fair Value	206,290	213,128
Corporate Bonds [Member]
Investment Securities [Abstract]
Amortized Cost	59,972	45,033
Gross Unrealized Gains	99	0
Gross Unrealized Losses	139	452
Fair Value	59,932	44,581
Small Business Administration - Guaranteed Participation Securities [Member]
Investment Securities [Abstract]
Amortized Cost	12,427	15,471
Gross Unrealized Gains	0	0
Gross Unrealized Losses	717	1,330
Fair Value	11,710	14,141
Other [Member]
Investment Securities [Abstract]
Amortized Cost	689	688
Gross Unrealized Gains	16	12
Gross Unrealized Losses	0
Fair Value	$ 705	$ 700